21. FINANCIAL INSTRUMENTS AND RISKS: Schedule of Continuity schedule of the Company's Level 3 investments (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Continuity schedule of the Company's Level 3 investments

Balance, January 1, 2019	$-
Additions - Call/put option FVTPL	55,967,351
Balance, January 1, 2020	55,967,351
Additions - TDMA Loan FVTPL	4,231,664
Additions - PV convertible Loan FVTPL	(17,705,058)
Change in Call/put option FVTPL	56,691,389
Total	$99,185,346